SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Line Items]
Short-term deposits average rate (as a percent)	1.12%	0.72%
Restricted cash, current	$ 1,184	$ 646
Restricted cash, non-current		1,182
Stock-based compensation cost capitalized	14	187
Amortization expense	21,974	8,879
Software capitalized impairment costs from discontinued operations		3,390
Impairment of intangible assets		8,471	19,941
Impairment charges recorded in connection with the restructuring plans, related to its property and equipment		124	632
Goodwill impairment loss		87,043
Goodwill impairment loss from discontinued operations		16,165
Severance expenses from continuing operations	$ 2,917	2,310	3,330
Percentage of matching contribution for three percent of employee deferral	100.00%
Percentage of employee deferral	3.00%
Percentage of matching contribution for two percent of employee deferral	50.00%
Percentage of employee deferral for fifty percent of participant's contributions	2.00%
Total employer 401(k) contributions	$ 1,018	$ 247	$ 116
Weighted average number of anti-dilutive securities excluded from diluted earnings per share	10,700,363	14,179,439	3,766,080
Total expenses for doubtful debts	$ 152	$ 104	$ 1,035
Notional value of derivative instruments	72,569	57,052
Total consideration	1,750
Property and equipment, net	14,205	12,714
Depreciation expenses from discontinued operations	71	550	$ 92
Capitalized software [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment, net	$ 4,393	$ 557